Summary of Significant Accounting Policies - Contract balances from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Current portion of contract assets	$ 1,459	$ 0
Long-term contract assets	3,418	$ 0
Recognition of revenue that was previously included in the deferred revenue balance	2,300
Rollforward of deferred revenue
Balance at the beginning	4,197
Revenue recognized	(10,877)
Revenue deferred	15,845
Balance at the end	$ 9,165